Schedule of Investments - September 30, 2023
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 83.73%	Amount	Value
Advertising - 0.49%
Stagwell Global LLC
5.625%, 08/15/2029 (r)	$5,540,000	$4,480,309

Aerospace/Defense - 2.15%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	4,657,000	4,334,525
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (r)	3,598,000	3,534,037
9.375%, 11/30/2029 (r)	2,510,000	2,557,401
TransDigm, Inc.
6.250%, 03/15/2026 (r)	4,090,000	4,022,334
6.750%, 08/15/2028 (r)	2,947,000	2,904,971
6.875%, 12/15/2030 (r)	2,365,000	2,321,766
		19,675,034
Auto Parts & Equipment - 2.50%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	5,727,000	5,407,979
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	5,342,000	4,854,729
Clarios Global LP / Clarios US Finance Company
6.750%, 05/15/2028 (r)	4,389,000	4,289,655
The Goodyear Tire & Rubber Company
5.250%, 07/15/2031	5,044,000	4,178,626
ZF North America Capital, Inc.
6.875%, 04/14/2028 (r)	4,161,000	4,075,283
		22,806,272
Automakers - 0.44%
Ford Motor Company
5.291%, 12/08/2046	5,296,000	4,032,375

Banking - 1.37%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (b) (r)	4,706,000	4,658,162
ING Groep NV
6.500% (Fixed until 04/15/2025, then 5 Year Swap Rate USD + 4.446%), Perpetual (b)	2,157,000	2,035,782
Popular, Inc.
7.250%, 03/13/2028	3,030,000	3,024,349
Texas Capital Bancshares, Inc.
4.000% (Fixed until 05/05/2026, then 5 Year CMT Rate USD + 3.150%), 05/06/2031 (b)	3,400,000	2,823,591
		12,541,884
Brokerage - 0.09%
StoneX Group, Inc.
8.625%, 06/15/2025 (r)	775,000	782,204

Building & Construction - 2.31%
Ashton Woods USA LLC / Ashton Woods Finance Company
4.625%, 08/01/2029 (r)	5,710,000	4,824,804
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/2030 (r)	4,782,000	3,894,030
Installed Building Products, Inc.
5.750%, 02/01/2028 (r)	4,671,000	4,305,436
Tri Pointe Homes, Inc.
5.250%, 06/01/2027	3,866,000	3,621,986
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,173,000	4,494,949
		21,141,205
Building Materials - 3.65%
Arcosa, Inc.
4.375%, 04/15/2029 (r)	4,947,000	4,322,404
BlueLinx Holdings, Inc.
6.000%, 11/15/2029 (r)	6,181,000	5,452,427
Foundation Building Materials, Inc.
6.000%, 03/01/2029 (r)	3,003,000	2,502,088
Knife River Corp.
7.750%, 05/01/2031 (r)	4,427,000	4,441,676
PGT Innovations, Inc.
4.375%, 10/01/2029 (r)	4,891,000	4,515,240
SRS Distribution, Inc.
6.125%, 07/01/2029 (r)	3,000,000	2,557,887
Standard Industries, Inc.
4.375%, 07/15/2030 (r)	6,710,000	5,564,227
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	3,990,000	4,013,308
		33,369,257
Cable & Satellite TV - 5.88%
Block Communications, Inc.
4.875%, 03/01/2028 (r)	5,858,000	4,854,964
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	9,877,000	8,871,899
4.750%, 02/01/2032 (r)	8,820,000	7,065,834
CSC Holdings LLC
5.750%, 01/15/2030 (r)	11,102,000	6,236,723
DirecTV Financing LLC / DirecTV Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (r)	3,006,000	2,661,662
DISH DBS Corp.
5.750%, 12/01/2028 (r)	4,129,000	3,181,911
DISH Network Corp.
11.750%, 11/15/2027 (r)	2,145,000	2,164,178
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	4,800,000	4,347,600
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	10,674,000	9,519,065
Ziggo BV
4.875%, 01/15/2030 (r)	5,914,000	4,825,198
		53,729,034
Chemicals - 3.57%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (r)	4,317,000	4,015,811
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,991,000	2,828,510
LSF11 A5 HoldCo LLC
6.625%, 10/15/2029 (r)	6,163,000	5,129,835
Rain Carbon, Inc.
12.250%, 09/01/2029 (r)	946,000	993,300
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (r)	3,764,000	3,325,840
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/01/2026 (r)	5,377,000	4,919,034
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, 04/01/2029 (r)	7,362,000	3,849,806
WR Grace Holdings LLC
5.625%, 08/15/2029 (r)	6,470,000	5,239,859
7.375%, 03/01/2031 (r)	2,425,000	2,353,374
		32,655,369
Consumer - Products - 1.07%
Acushnet Company
7.375%, 10/15/2028 (r)	4,535,000	4,574,681
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	5,372,000	5,171,655
		9,746,336
Consumer/Commercial/Lease Financing - 1.26%
Burford Capital Global Finance LLC
9.250%, 07/01/2031 (r)	4,250,000	4,316,843
Macquarie Airfinance Holdings Ltd.
8.375%, 05/01/2028 (r)	4,405,000	4,470,128
Upbound Group, Inc.
6.375%, 02/15/2029 (r)	3,031,000	2,693,392
		11,480,363
Diversified Capital Goods - 2.88%
Emerald Debt Merger Sub LLC
6.625%, 12/15/2030 (r)	8,060,000	7,769,233
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (r)	4,570,000	4,450,971
Patrick Industries, Inc.
4.750%, 05/01/2029 (r)	5,586,000	4,670,482
Railworks Holdings LP / Railworks Rally, Inc.
8.250%, 11/15/2028 (r)	3,330,000	3,162,451
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (r)	3,135,000	2,857,436
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (r)	3,755,000	3,445,826
		26,356,399
Electric - Generation - 0.89%
Calpine Corp.
3.750%, 03/01/2031 (r)	4,433,000	3,576,538
Vistra Operations Company LLC
6.950%, 10/15/2033 (r)	4,589,000	4,506,351
		8,082,889
Electric - Integrated - 0.41%
PG&E Corp.
5.250%, 07/01/2030	4,341,000	3,777,632

Electronics - 0.46%
Coherent Corp.
5.000%, 12/15/2029 (r)	4,825,000	4,190,078

Energy - Exploration & Production - 3.24%
California Resources Corp.
7.125%, 02/01/2026 (r)	3,649,000	3,671,145
Callon Petroleum Company
6.375%, 07/01/2026	3,721,000	3,655,460
Chesapeake Energy Corp.
6.750%, 04/15/2029 (r)	2,787,000	2,730,167
Civitas Resources, Inc.
5.000%, 10/15/2026 (r)	2,777,000	2,607,659
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (r)	4,427,000	4,535,107
Hilcorp Energy I LP / Hilcorp Finance Company
6.000%, 02/01/2031 (r)	5,213,000	4,605,966
Kosmos Energy Ltd.
7.500%, 03/01/2028 (r)	2,320,000	2,085,274
Matador Resources Company
6.875%, 04/15/2028 (r)	2,691,000	2,644,776
Murphy Oil Corp.
6.375%, 07/15/2028	932,000	917,003
Southwestern Energy Company
4.750%, 02/01/2032	2,480,000	2,131,233
		29,583,790
Food - Wholesale - 1.13%
Central Garden & Pet Company
4.125%, 04/30/2031 (r)	4,305,000	3,514,722
HLF Financing Sarl LLC / Herbalife International, Inc.
4.875%, 06/01/2029 (r)	2,330,000	1,657,888
Lamb Weston Holdings, Inc.
4.375%, 01/31/2032 (r)	700,000	587,274
US Foods, Inc.
7.250%, 01/15/2032 (r)	4,586,000	4,587,101
		10,346,985
Food & Drug Retailers - 0.26%
United Natural Foods, Inc.
6.750%, 10/15/2028 (r)	3,150,000	2,405,498

Forestry/Paper - 1.94%
Ahlstrom Holding 3 Oy
4.875%, 02/04/2028 (r)	5,999,000	5,012,554
Mativ Holdings, Inc.
6.875%, 10/01/2026 (r)	5,894,000	5,385,407
Mercer International, Inc.
12.875%, 10/01/2028 (r)	885,000	895,795
5.125%, 02/01/2029	5,791,000	4,574,151
Rayonier AM Products, Inc.
7.625%, 01/15/2026 (r)	2,182,000	1,856,413
		17,724,320
Gaming - 4.10%
Allwyn Entertainment Financing UK PLC
7.875%, 04/30/2029 (r)	4,136,000	4,192,870
Boyd Gaming Corp.
4.750%, 06/15/2031 (r)	4,641,000	3,954,926
Everi Holdings, Inc.
5.000%, 07/15/2029 (r)	6,257,000	5,392,783
International Game Technology PLC
6.250%, 01/15/2027 (r)	2,047,000	2,005,623
Jacobs Entertainment, Inc.
6.750%, 02/15/2029 (r)	5,408,000	4,805,251
MGM Resorts International
5.500%, 04/15/2027	4,703,000	4,392,380
Penn Entertainment, Inc.
5.625%, 01/15/2027 (r)	5,350,000	5,036,972
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 03/01/2030 (r)	5,120,000	4,422,707
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	3,608,000	3,223,636
		37,427,148
Gas Distribution - 4.74%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (r)	5,534,000	5,286,899
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.000%, 04/01/2029 (r)	5,026,000	5,159,604
DT Midstream, Inc.
4.375%, 06/15/2031 (r)	5,297,000	4,460,227
EQM Midstream Partners LP
7.500%, 06/01/2027 (r)	6,117,000	6,135,149
Harvest Midstream I LP
7.500%, 09/01/2028 (r)	5,526,000	5,347,217
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	4,766,000	4,390,120
Kinetik Holdings LP
5.875%, 06/15/2030 (r)	4,682,000	4,394,759
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/2030	3,901,000	3,655,731
Venture Global LNG, Inc.
8.375%, 06/01/2031 (r)	4,535,000	4,462,631
		43,292,337
Health Facilities - 1.79%
CHS / Community Health Systems, Inc.
6.875%, 04/15/2029 (r)	2,030,000	1,080,975
5.250%, 05/15/2030 (r)	5,055,000	3,849,314
Encompass Health Corp.
4.750%, 02/01/2030	4,478,000	3,968,029
Tenet Healthcare Corp.
6.250%, 02/01/2027	4,560,000	4,416,670
6.125%, 06/15/2030	3,252,000	3,052,975
		16,367,963
Health Services - 1.27%
Charles River Laboratories International, Inc.
4.000%, 03/15/2031 (r)	3,379,000	2,863,466
Fortrea Holdings, Inc.
7.500%, 07/01/2030 (r)	4,441,000	4,326,711
ModivCare Escrow Issuer, Inc.
5.000%, 10/01/2029 (r)	6,145,000	4,419,361
		11,609,538
Hotels - 1.46%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (r)	4,980,000	4,325,807
Marriott Ownership Resorts, Inc.
4.500%, 06/15/2029 (r)	5,638,000	4,729,887
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/2029 (r)	5,085,000	4,307,784
		13,363,478
Insurance Brokerage - 1.04%
AmWINS Group, Inc.
4.875%, 06/30/2029 (r)	5,908,000	5,184,471
Ryan Specialty LLC
4.375%, 02/01/2030 (r)	4,975,000	4,338,565
		9,523,036
Investments & Miscellaneous Financial Services - 0.14%
Armor Holdco, Inc.
8.500%, 11/15/2029 (r)	1,455,000	1,267,967

Machinery - 1.45%
Chart Industries, Inc.
7.500%, 01/01/2030 (r)	4,198,000	4,226,253
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (r)	5,285,000	4,643,961
Titan International, Inc.
7.000%, 04/30/2028	4,670,000	4,369,173
		13,239,387
Media - Broadcast - 0.58%
CMG Media Corp.
8.875%, 12/15/2027 (r)	1,165,000	913,634
Gray Escrow II, Inc.
5.375%, 11/15/2031 (r)	6,618,000	4,339,602
		5,253,236
Media Content - 1.16%
News Corp.
3.875%, 05/15/2029 (r)	2,003,000	1,724,703
5.125%, 02/15/2032 (r)	4,668,000	4,083,380
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (r)	1,378,000	1,177,629
Townsquare Media, Inc.
6.875%, 02/01/2026 (r)	3,839,000	3,630,161
		10,615,873
Medical Products - 1.69%
Grifols SA
4.750%, 10/15/2028 (r)	5,356,000	4,572,979
Medline Borrower LP
3.875%, 04/01/2029 (r)	3,911,000	3,309,929
5.250%, 10/01/2029 (r)	3,481,000	3,012,827
Varex Imaging Corp.
7.875%, 10/15/2027 (r)	4,531,000	4,546,655
		15,442,390
Metals/Mining Excluding Steel - 0.49%
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (r)	5,525,000	4,383,887
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	131,000	127,207
		4,511,094
Oil Field Equipment & Services - 3.30%
Enerflex Ltd.
9.000%, 10/15/2027 (r)	2,667,000	2,636,450
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	3,684,000	3,410,142
Noble Finance II LLC
8.000%, 04/15/2030 (r)	3,522,000	3,571,283
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	5,972,000	6,092,485
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	2,931,750	2,889,446
Transocean, Inc.
8.750%, 02/15/2030 (r)	1,999,750	2,046,524
Valaris Ltd.
8.375%, 04/30/2030 (r)	5,831,000	5,840,475
Weatherford International Ltd.
8.625%, 04/30/2030 (r)	3,610,000	3,640,830
		30,127,635
Oil Refining & Marketing - 0.94%
Parkland Corp.
4.625%, 05/01/2030 (r)	5,527,000	4,718,811
PBF Holding Company LLC / PBF Finance Corp.
6.000%, 02/15/2028	4,110,000	3,880,190
		8,599,001
Packaging - 0.41%
Ball Corp.
6.875%, 03/15/2028	3,759,000	3,785,711

Personal & Household Products - 1.82%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	4,620,000	4,273,246
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	6,161,000	5,148,286
The Scotts Miracle-Gro Company
4.375%, 02/01/2032	5,677,000	4,267,853
Spectrum Brands, Inc.
5.000%, 10/01/2029 (r)	3,250,000	2,948,676
		16,638,061
Pharmaceuticals - 1.70%
Bausch & Lomb Escrow Corp.
8.375%, 10/01/2028 (r)	4,599,000	4,618,408
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (r)	2,901,000	1,808,909
11.000%, 09/30/2028 (r)	1,770,000	1,205,281
Jazz Securities DAC
4.375%, 01/15/2029 (r)	3,955,000	3,451,445
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.125%, 04/30/2031 (r)	5,534,000	4,442,378
		15,526,421
Real Estate Development & Management - 1.46%
Cushman & Wakefield US Borrower LLC
8.875%, 09/01/2031 (r)	4,563,000	4,418,786
Greystar Real Estate Partners LLC
7.750%, 09/01/2030 (r)	4,528,000	4,477,883
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (r)	6,158,000	4,460,795
		13,357,464
Recreation & Travel - 4.71%
Boyne USA, Inc.
4.750%, 05/15/2029 (r)	5,714,000	5,004,522
Carnival Corp.
4.000%, 08/01/2028 (r)	6,607,000	5,734,192
6.000%, 05/01/2029 (r)	5,826,000	4,976,294
7.000%, 08/15/2029 (r)	2,241,000	2,211,904
10.500%, 06/01/2030 (r)	7,333,000	7,558,414
Royal Caribbean Cruises Ltd.
11.500%, 06/01/2025 (r)	810,000	855,747
11.625%, 08/15/2027 (r)	3,769,000	4,091,336
8.250%, 01/15/2029 (r)	2,184,000	2,267,180
7.250%, 01/15/2030 (r)	4,235,000	4,202,146
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	6,714,000	6,113,419
		43,015,154
Reinsurance - 0.90%
Enstar Finance LLC
5.750% (Fixed until 08/31/2025, then 5 Year CMT Rate USD + 5.468%), 09/01/2040 (b)	2,460,000	2,147,630
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% Cash or 8.375% PIK, 10/15/2025 (p) (r)	6,240,983	6,106,147
		8,253,777
Restaurants - 1.17%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (r)	4,909,000	4,084,994
Dave & Buster’s, Inc.
7.625%, 11/01/2025 (r)	2,521,000	2,522,429
Papa John’s International, Inc.
3.875%, 09/15/2029 (r)	4,977,000	4,114,088
		10,721,511
Software/Services - 2.09%
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.000%, 06/15/2029 (r)	933,000	930,387
Consensus Cloud Solutions, Inc.
6.500%, 10/15/2028 (r)	5,145,000	4,389,657
GTCR W-2 Merger Sub LLC
7.500%, 01/15/2031 (r)	4,595,000	4,607,292
Twilio, Inc.
3.625%, 03/15/2029	4,870,000	4,081,442
VM Consolidated, Inc.
5.500%, 04/15/2029 (r)	5,611,000	5,056,851
		19,065,629
Specialty Retail - 2.53%
Academy Ltd.
6.000%, 11/15/2027 (r)	5,011,000	4,741,934
Kontoor Brands, Inc.
4.125%, 11/15/2029 (r)	5,554,000	4,597,393
Liberty Interactive LLC
8.250%, 02/01/2030	5,273,000	1,710,429
Lithia Motors, Inc.
4.375%, 01/15/2031 (r)	5,010,000	4,149,768
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (r)	4,596,000	4,029,099
Sonic Automotive, Inc.
4.875%, 11/15/2031 (r)	4,915,000	3,918,262
		23,146,885
Steel Producers/Products - 1.37%
ATI, Inc.
5.875%, 12/01/2027	4,054,000	3,846,902
Calderys Financing LLC
11.250%, 06/01/2028 (r)	3,912,000	4,011,979
Carpenter Technology Corp.
7.625%, 03/15/2030	4,676,000	4,687,830
		12,546,711
Support - Services - 1.91%
The Dun & Bradstreet Corp.
5.000%, 12/15/2029 (r)	4,705,000	4,062,144
Ritchie Bros. Holdings, Inc.
7.750%, 03/15/2031 (r)	4,249,000	4,318,046
Summer BC Bidco B LLC
5.500%, 10/31/2026 (r)	4,752,000	4,266,741
ZipRecruiter, Inc.
5.000%, 01/15/2030 (r)	6,091,000	4,788,933
		17,435,864
Technology Hardware & Equipment - 2.22%
CommScope, Inc.
6.000%, 03/01/2026 (r)	3,196,000	2,986,979
8.250%, 03/01/2027 (r)	5,454,000	3,571,879
NCR Corp.
6.125%, 09/01/2029 (r)	4,283,000	4,396,568
Seagate HDD Cayman
8.500%, 07/15/2031 (r)	4,394,000	4,512,128
Xerox Holdings Corp.
5.500%, 08/15/2028 (r)	5,751,000	4,843,634
		20,311,188
Telecom - Satellite - 0.42%
Telesat Canada / Telesat LLC
5.625%, 12/06/2026 (r)	5,575,000	3,840,450

Telecom - Wireline Integrated & Services - 0.37%
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (r)	3,744,000	3,408,606

Tobacco - 0.51%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (r)	5,007,000	4,675,186
Total corporate bonds (Cost $843,995,256)		765,275,934

CONVERTIBLE BONDS - 0.39%
Hotels - 0.39%
Pebblebrook Hotel Trust
1.750%, 12/15/2026	4,265,000	3,558,716
Total convertible bonds (Cost $4,265,000)		3,558,716

TERM LOANS - 5.95%
Advertising - 0.51%
AP Core Holdings II LLC
10.946% (1 Month SOFR USD + 5.500%), 09/01/2027 (Acquired 07/21/2021 - 02/10/2023, Cost $4,673,953) (b) (m)	4,722,369	4,653,517

Air Transportation - 1.06%
AAdvantage Loyalty IP Ltd.
10.338% (3 Month SOFR USD + 4.750%), 04/20/2028 (Acquired 06/24/2021 - 02/10/2023, Cost $5,185,318) (b) (m)	5,068,250	5,230,130
United Airlines, Inc.
9.182% (1 Month SOFR USD + 3.750%), 04/21/2028 (Acquired 08/17/2022 - 07/25/2023, Cost $4,433,977) (b) (m)	4,470,084	4,484,053
		9,714,183
Cable & Satellite TV - 0.24%
DirecTV Financing LLC
10.446% (1 Month SOFR USD + 5.000%), 08/02/2027 (Acquired 08/17/2022, Cost $2,170,191) (b) (m)	2,210,983	2,165,846

Consumer/Commercial/Lease Financing - 0.24%
Upbound Group, Inc.
8.881% (1 Month SOFR USD + 3.250%), 02/17/2028 (Acquired 02/14/2023, Cost $2,154,666) (b) (m)	2,189,749	2,188,041

Forestry/Paper - 0.40%
Mativ Holdings, Inc.
9.196% (1 Month SOFR USD + 3.750%), 04/20/2028 (Acquired 02/23/2021 - 02/13/2023, Cost $3,642,881) (b) (m)	3,678,774	3,641,986

Metals/Mining Excluding Steel - 0.26%
Arsenal AIC Parent LLC
9.879% (1 Month SOFR USD + 4.500%), 08/18/2030 (Acquired 07/27/2023, Cost $2,420,262) (b) (m)	2,420,000	2,418,488

Oil Field Equipment & Services - 0.20%
Iracore International Holdings, Inc.
14.392% (1 Month SOFR USD + 9.000%), 04/12/2024 (Acquired 04/13/2017, Cost $1,826,992) (b) (f) (i) (m) (u)	1,826,992	1,826,992

Oil Refining & Marketing - 0.54%
Par Petroleum LLC
9.772% (1 Month SOFR USD + 4.250%),02/28/2030 (Acquired 02/14/2023, Cost $4,894,926) (b) (m)	4,956,095	4,957,111

Personal & Household Products - 0.51%
Journey Personal Care Corp.
9.981% (3 Month LIBOR USD + 4.250%), 03/01/2028 (Acquired 02/19/2021, Cost $4,928,681) (b) (m)	4,953,448	4,677,913

Restaurants - 0.50%
Dave & Buster’s, Inc.
9.181% (1 Month SOFR USD + 3.750%), 06/29/2029 (Acquired 08/02/2022 - 06/30/2023, Cost $4,475,429) (b) (m)	4,520,085	4,526,684

Software/Services - 1.49%
Central Parent, Inc.
9.492% (3 Month SOFR USD + 4.250%), 07/06/2029 (Acquired 06/09/2022 - 02/10/2023, Cost $4,647,961) (b) (m)	4,763,008	4,769,795
Syncapay, Inc.
11.946% (1 Month SOFR USD + 6.500%), 12/10/2027 (Acquired 12/31/2020, Cost $4,096,069) (b) (m)	4,217,688	4,236,140
UKG, Inc.
10.618% (3 Month SOFR USD + 5.250%), 05/03/2027 (Acquired 07/11/2023 - 07/13/2023, Cost $4,507,328) (b) (e) (m)	4,559,000	4,563,468
		13,569,403
Total term loans (Cost $54,058,634)		54,340,164
	Shares
PREFERRED STOCKS - 1.37%	Held
Hotels - 0.19%
Pebblebrook Hotel Trust - Series F, 6.300%	85,621	1,705,570

Specialty Retail - 1.18%
Boardriders, Inc. - Series B (Acquired 07/11/2013 - 08/09/2019, Cost $28,937,490) (a) (f) (i) (m) (u)	13,810,639	10,772,299
Total preferred stocks (Cost $30,848,797)		12,477,869

COMMON STOCKS - 1.54%
Advertising - 0.10%
National CineMedia, Inc. (a)	207,497	931,662
National CineMedia, Inc. (Acquired 08/17/2023, Cost $0) (a) (f) (m) (u)	6,230,000	0
		931,662
Energy - Exploration & Production - 0.00%
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	0

Metals/Mining Excluding Steel - 0.67%
Metals Recovery Holdings LLC (Acquired 07/19/2012 - 12/10/2019, Cost $28,518,345) (a) (f) (i) (m) (o) (u)	116,127	6,168,101

Oil Field Equipment & Services - 0.77%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (a) (f) (i) (m) (o) (u)	22,361	7,019,789

Oil Refining & Marketing - 0.00%
PetroQuest Energy, Inc. (Acquired 02/14/2019 - 04/06/2023, Cost $23,022,611) (a) (f) (i) (m) (o) (u)	89,691	0
Total common stocks (Cost $58,266,539)		14,119,552

Total long-term investments (Cost $991,434,226)		849,772,235

SHORT-TERM INVESTMENTS - 5.73%
Money Market Funds - 4.63%
JPMorgan U.S. Government Money Market Fund - Class IM, 5.41%^	42,328,386	42,328,386

	Principal
Time Deposits - 1.10%	Amount
Citigroup, Inc., 4.68%, 10/02/2023*	$10,068,626	10,068,626

Total short-term investments (Cost $52,397,012)		52,397,012

Total investments - 98.71% (Cost $1,043,831,238)		902,169,247

Other assets in excess of liabilities - 1.29%		11,774,103

Net assets - 100.00%		$913,943,350

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2023.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued by the Advisor pursuant to the Board’s designation of the Advisor as valuation designee with respect to the Fund’s portfolio investments. The total market value of these securities was $25,787,181, which represented 2.82% of net assets. See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $25,787,181, which represented 2.82% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $78,300,353, which represented 8.57% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended September 30, 2023, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2023	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2023	Dividends	September 30, 2023
Iracore Investments Holdings, Inc.	$7,019,789	$-	$-	$-	$-	$7,019,789	$-	22,361
Metals Recovery Holdings LLC	7,620,273	-	-	-	(1,452,172)	6,168,101	-	116,127
PetroQuest Energy, Inc.	0	-	-	-	-	0	-	89,691
	$14,640,062	$-	$-	$-	$(1,452,172)	$13,187,890	$-

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $673,386,072, which represented 73.68% of net assets.

(u)	- Value determined using significant unobservable inputs. See Security Valuation below.
CMT	- Constant Maturity Treasury Rate
LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of September 30, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$931,662
Preferred Stocks	1,705,570
Money Market Funds	42,328,386
Level 2 --- Other significant observable market inputs:
Convertible Bonds	3,558,716
Corporate Bonds	765,275,934
Term Loans	52,513,172
Time Deposits	10,068,626
Level 3 --- Significant unobservable inputs:
Common Stocks:
Advertising	0
Energy - Exploration & Production	0
Metals/Mining Excluding Steel	6,168,101
Oil Field Equipment & Services	7,019,789
Oil Refining & Marketing	0
Preferred Stocks:
Specialty Retail	10,772,299
Term Loans	1,826,992

Total Investments	$902,169,247

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2023:

	Fair Value at September 30, 2023	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$0	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	7,019,789	Market comparable companies	EBIT multiple	11.6x	Increase
	6,168,101	Market comparable companies	EBITDA multiple	8.0x	Increase
Total Common Stocks	13,187,890

Preferred Stocks	10,772,299	Transaction price**	N/A	$0.78	Increase

Term Loans	1,826,992	Market comparable securities	N/A	$100.00	Increase
	$25,787,181

* Unobservable inputs were weighted by the fair value of the investments.
** Fair value was determined based on recent acquisition or offer as the best measure of fair value with no material changes in operations of the related company since the transaction date.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Term Loans	Total
Balance at June 30, 2023	$14,657,730	$10,772,299	$9,356,564	$34,786,593
Purchases	-	-	60,226	60,226
Sales	-	-	(7,589,799)	(7,589,799)
Accrued discounts (premiums)	-	-	4,202	4,202
Realized gains (losses)	-	-	15,045	15,045
Change in unrealized appreciation/depreciation	(1,469,840)	-	(19,246)	(1,489,086)
Transfers into Level 3	-	-	-	-
Balance at September 30, 2023	$13,187,890	$10,772,299	$1,826,992	$25,787,181

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2023	$(1,469,840)	$-	$-	$(1,469,840)

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At September 30, 2023, the Fund did not have any outstanding bridge loan commitments. Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2023, the Fund did not have any outstanding unfunded loan commitments.